Share Capital and Capital reserve - Narrative (Details)			1 Months Ended	5 Months Ended		9 Months Ended			12 Months Ended
	Nov. 06, 2023 USD ($)	Aug. 05, 2021 USD ($)	Nov. 06, 2023 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2023 EUR (€) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Nov. 06, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Other reserves						€ 12,800,000			€ 19,800,000
Purchase of treasury shares | $	$ 500,000,000	$ 500,000,000
Payments to acquire or redeem entity's shares						118,400,000		€ 26,800,000
Preferred Stock, Shares Issued1 | shares									1,500,000
Founder Entities
Disclosure of classes of share capital [line items]
Preferred Stock, Shares Issued1 | shares									750,000
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves						12,500,000			€ 19,000,000
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts						300,000			€ 800,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares					$ 24.5							$ 16.55	$ 26.23
Transaction costs				€ 0.1		€ 0.1
Number of shares repurchased | shares			1,397,790	3,090,082	3,090,082	9,448,139	9,448,139		1,160,547	1,160,547
Payments to acquire or redeem entity's shares				€ 67.1	$ 75.8	€ 143,700,000	$ 156,500,000		€ 26.8	$ 30.5
Value of shares repurchased, not yet settled			€ 19,600,000			€ 25,300,000					$ 20,700,000	$ 27,500,000
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares												$ 10.00
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares													$ 10